Financial risk management objectives and policies - Liquidity risk (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Maturity analysis of financial liabilities
Cash and cash equivalents	$ 3,324	$ 5,018	$ 6,240
Fixed deposits	80	37	65
Overdrafts	152	94	189
Committed bank facilities	3,000
Undrawn committed bank facilities	3,000
Financial instruments	48,304	47,980	45,923
Effect of interest	(8,393)	(8,320)	(7,974)
Effect of discounting, fair values and issue costs	(3,132)	(3,123)	(4,222)
Financial instruments after effects of interest and discounting, fair values and issue costs	36,779	36,537	33,727
Contingent consideration	5,534	5,457	6,411	$ 6,899
Put option
Maturity analysis of financial liabilities
Potential payable		1,823
Total derivative financial instruments
Maturity analysis of financial liabilities
Derivative financial instruments	(142)	133	(591)
Effect of interest	(410)	(203)	268
Effect of discounting, fair values and issue costs	43	(175)	(123)
Financial instruments after effects of interest and discounting, fair values and issue costs	(509)	(245)	(446)
Interest rate swaps
Maturity analysis of financial liabilities
Derivative financial instruments	(70)	281	(201)
Effect of interest	70	(351)	201
Effect of discounting, fair values and issue costs	(50)	(93)	(126)
Financial instruments after effects of interest and discounting, fair values and issue costs	(50)	(163)	(126)
Cross currency swaps
Maturity analysis of financial liabilities
Derivative financial instruments	(72)	(148)	(390)
Effect of interest	(480)	148	67
Effect of discounting, fair values and issue costs	93	(82)	3
Financial instruments after effects of interest and discounting, fair values and issue costs	(459)	(82)	(320)
Total non-derivative financial instruments
Maturity analysis of financial liabilities
Non-derivative financial instruments	48,446	47,847	46,514
Effect of interest	(7,983)	(8,117)	(8,242)
Effect of discounting, fair values and issue costs	(3,175)	(2,948)	(4,099)
Financial instruments after effects of interest and discounting, fair values and issue costs	37,288	36,782	34,173
Bank overdrafts and other loans
Maturity analysis of financial liabilities
Non-derivative financial instruments	875	462	851
Effect of interest	(14)	(4)	(2)
Financial instruments after effects of interest and discounting, fair values and issue costs	861	458	849
Bonds
Maturity analysis of financial liabilities
Non-derivative financial instruments	25,004	24,427	22,412
Effect of interest	(7,969)	(8,111)	(8,194)
Effect of discounting, fair values and issue costs	(94)	(59)	(109)
Financial instruments after effects of interest and discounting, fair values and issue costs	16,941	16,257	14,109
Finance leases
Maturity analysis of financial liabilities
Non-derivative financial instruments	5	95	141
Effect of interest		(2)	(46)
Financial instruments after effects of interest and discounting, fair values and issue costs	5	93	95
Trade and other payables
Maturity analysis of financial liabilities
Non-derivative financial instruments	22,562	22,863	23,110
Effect of discounting, fair values and issue costs	(3,081)	(2,889)	(3,990)
Financial instruments after effects of interest and discounting, fair values and issue costs	19,481	19,974	19,120
Due within one year | Amount before effects
Maturity analysis of financial liabilities
Financial instruments	15,099	13,415	13,115
Due within one year | Total derivative financial instruments | Amount before effects
Maturity analysis of financial liabilities
Derivative financial instruments	410	(22)	(71)
Due within one year | Interest rate swaps | Amount before effects
Maturity analysis of financial liabilities
Derivative financial instruments	(10)	32	(54)
Due within one year | Cross currency swaps | Amount before effects
Maturity analysis of financial liabilities
Derivative financial instruments	420	(54)	(17)
Due within one year | Total non-derivative financial instruments | Amount before effects
Maturity analysis of financial liabilities
Non-derivative financial instruments	14,689	13,437	13,186
Due within one year | Bank overdrafts and other loans | Amount before effects
Maturity analysis of financial liabilities
Non-derivative financial instruments	859	455	851
Due within one year | Bonds | Amount before effects
Maturity analysis of financial liabilities
Non-derivative financial instruments	1,985	2,374	568
Due within one year | Finance leases | Amount before effects
Maturity analysis of financial liabilities
Non-derivative financial instruments	5	42	66
Due within one year | Trade and other payables | Amount before effects
Maturity analysis of financial liabilities
Non-derivative financial instruments	11,840	10,566	11,701
Years 1 and 2 | Amount before effects
Maturity analysis of financial liabilities
Financial instruments	3,428	6,924	3,810
Years 1 and 2 | Total derivative financial instruments | Amount before effects
Maturity analysis of financial liabilities
Derivative financial instruments	(112)	(7)	(71)
Years 1 and 2 | Interest rate swaps | Amount before effects
Maturity analysis of financial liabilities
Derivative financial instruments	(12)	12	(54)
Years 1 and 2 | Cross currency swaps | Amount before effects
Maturity analysis of financial liabilities
Derivative financial instruments	(100)	(19)	(17)
Years 1 and 2 | Total non-derivative financial instruments | Amount before effects
Maturity analysis of financial liabilities
Non-derivative financial instruments	3,540	6,931	3,881
Years 1 and 2 | Bonds | Amount before effects
Maturity analysis of financial liabilities
Non-derivative financial instruments	1,564	1,921	2,318
Years 1 and 2 | Finance leases | Amount before effects
Maturity analysis of financial liabilities
Non-derivative financial instruments		24	41
Years 1 and 2 | Trade and other payables | Amount before effects
Maturity analysis of financial liabilities
Non-derivative financial instruments	1,976	4,986	1,522
Years 2 and 3 | Amount before effects
Maturity analysis of financial liabilities
Financial instruments	4,013	2,429	2,952
Years 2 and 3 | Total derivative financial instruments | Amount before effects
Maturity analysis of financial liabilities
Derivative financial instruments	283	(231)	(45)
Years 2 and 3 | Interest rate swaps | Amount before effects
Maturity analysis of financial liabilities
Derivative financial instruments	(12)	(216)	(19)
Years 2 and 3 | Cross currency swaps | Amount before effects
Maturity analysis of financial liabilities
Derivative financial instruments	295	(15)	(26)
Years 2 and 3 | Total non-derivative financial instruments | Amount before effects
Maturity analysis of financial liabilities
Non-derivative financial instruments	3,730	2,660	2,997
Years 2 and 3 | Bonds | Amount before effects
Maturity analysis of financial liabilities
Non-derivative financial instruments	2,144	1,500	1,865
Years 2 and 3 | Finance leases | Amount before effects
Maturity analysis of financial liabilities
Non-derivative financial instruments		16	22
Years 2 and 3 | Trade and other payables | Amount before effects
Maturity analysis of financial liabilities
Non-derivative financial instruments	1,586	1,144	1,110
Years 3 and 4 | Amount before effects
Maturity analysis of financial liabilities
Financial instruments	4,497	3,788	2,386
Years 3 and 4 | Total derivative financial instruments | Amount before effects
Maturity analysis of financial liabilities
Derivative financial instruments	(759)	32	(345)
Years 3 and 4 | Interest rate swaps | Amount before effects
Maturity analysis of financial liabilities
Derivative financial instruments	(12)	47	(15)
Years 3 and 4 | Cross currency swaps | Amount before effects
Maturity analysis of financial liabilities
Derivative financial instruments	(747)	(15)	(330)
Years 3 and 4 | Total non-derivative financial instruments | Amount before effects
Maturity analysis of financial liabilities
Non-derivative financial instruments	5,256	3,756	2,731
Years 3 and 4 | Bank overdrafts and other loans | Amount before effects
Maturity analysis of financial liabilities
Non-derivative financial instruments	16
Years 3 and 4 | Bonds | Amount before effects
Maturity analysis of financial liabilities
Non-derivative financial instruments	2,000	2,080	1,444
Years 3 and 4 | Finance leases | Amount before effects
Maturity analysis of financial liabilities
Non-derivative financial instruments		10	10
Years 3 and 4 | Trade and other payables | Amount before effects
Maturity analysis of financial liabilities
Non-derivative financial instruments	3,240	1,666	1,277
Years 4 and 5 | Amount before effects
Maturity analysis of financial liabilities
Financial instruments	2,870	2,714	4,199
Years 4 and 5 | Total derivative financial instruments | Amount before effects
Maturity analysis of financial liabilities
Derivative financial instruments	22	71	(15)
Years 4 and 5 | Interest rate swaps | Amount before effects
Maturity analysis of financial liabilities
Derivative financial instruments	(12)	86	(15)
Years 4 and 5 | Cross currency swaps | Amount before effects
Maturity analysis of financial liabilities
Derivative financial instruments	34	(15)
Years 4 and 5 | Total non-derivative financial instruments | Amount before effects
Maturity analysis of financial liabilities
Non-derivative financial instruments	2,848	2,643	4,214
Years 4 and 5 | Bank overdrafts and other loans | Amount before effects
Maturity analysis of financial liabilities
Non-derivative financial instruments		7
Years 4 and 5 | Bonds | Amount before effects
Maturity analysis of financial liabilities
Non-derivative financial instruments	1,736	1,756	2,025
Years 4 and 5 | Finance leases | Amount before effects
Maturity analysis of financial liabilities
Non-derivative financial instruments		3	2
Years 4 and 5 | Trade and other payables | Amount before effects
Maturity analysis of financial liabilities
Non-derivative financial instruments	1,112	877	2,187
Later than five years | Amount before effects
Maturity analysis of financial liabilities
Financial instruments	18,397	18,710	19,461
Later than five years | Total derivative financial instruments | Amount before effects
Maturity analysis of financial liabilities
Derivative financial instruments	14	290	(44)
Later than five years | Interest rate swaps | Amount before effects
Maturity analysis of financial liabilities
Derivative financial instruments	(12)	320	(44)
Later than five years | Cross currency swaps | Amount before effects
Maturity analysis of financial liabilities
Derivative financial instruments	26	(30)
Later than five years | Total non-derivative financial instruments | Amount before effects
Maturity analysis of financial liabilities
Non-derivative financial instruments	18,383	18,420	19,505
Later than five years | Bonds | Amount before effects
Maturity analysis of financial liabilities
Non-derivative financial instruments	15,575	14,796	14,192
Later than five years | Trade and other payables | Amount before effects
Maturity analysis of financial liabilities
Non-derivative financial instruments	2,808	$ 3,624	$ 5,313
Euro medium term note programme
Maturity analysis of financial liabilities
Debt instruments issued	3,959
SEC registered programme
Maturity analysis of financial liabilities
Debt instruments issued	$ 12,980